PRINCIPAL ACCOUNTING POLICIES - Change in accounting estimate (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares
PRINCIPAL ACCOUNTING POLICIES
Decrease in net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	¥ 54,540	$ 7,473	¥ 3,447,443	¥ 620,506
Decrease in basic earnings per share | (per share)	¥ 0.26	$ 0.04	¥ 16.6	¥ 3.13
Decrease in diluted earnings per share | (per share)	¥ (1.27)	$ (0.17)	¥ 15.23	¥ 3.1
Jinko Solar Co., Ltd. ("Jiangxi Jinko")
PRINCIPAL ACCOUNTING POLICIES
Decrease in net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders | ¥			¥ 1,242,367
Decrease in basic earnings per share			¥ 5.98
Decrease in diluted earnings per share			¥ 5.49